Risk Management - Summary For Allowances For Loan Losses According to IFRS 9 (Detail) - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Allowances For Loan Losses [line items]
Allowances for loans losses	$ (937,994)	$ (978,754)
Loans and receivables to Amortized Cost [member]
Disclosure Of Allowances For Loan Losses [line items]
Allowances for loans losses	(895,974)	(947,812)	$ (1,041,873)
Interbank loans [member]
Disclosure Of Allowances For Loan Losses [line items]
Allowances for loans losses	(319)	(353)
Provisions for contingent loans risk [member]
Disclosure Of Allowances For Loan Losses [line items]
Allowances for loans losses	$ (41,701)	$ (30,589)